SHARE INCENTIVE PLAN - Share-based compensation expenses (Details) - Share options - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SHARE INCENTIVE PLAN
Share-based compensation recognized	$ 2,069	$ 4,869	$ 3,990
Total unrecognized compensation expenses relating to unvested share options	$ 1,068
Weighted average period	1 year 5 months 23 days